--------------------------------------------------------------------------------

                           ENDEAVOR VARIABLE ANNUITY

                               The AUSA Endeavor
                            Variable Annuity Account
                                 Annual Report
                               December 31, 1995


                       [LOGO OF AUSA LIFE APPEARS HERE]

--------------------------------------------------------------------------------

Dear Valued Policyholder:

We are pleased to present the Annual Report of the AUSA Endeavor Variable Annuity Account for the year ended December 31, 1995. This report contains information on the following subaccounts:

   Money Market
   Managed Asset Allocation
   T. Rowe Price International Stock
   Quest For Value Equity
   Quest For Value Small Cap
   U.S. Government Securities
   T. Rowe Price Equity Income
   T. Rowe Price Growth Stock
   Growth

In addition to the variable annuity report, reports of the underlying mutual fund portfolios are enclosed. These reports give you insight regarding the underlying investments in your variable annuity policy.

We are pleased that you have chosen the Endeavor Variable Annuity to be part of your financial future. We look forward to serving you in the future.

Sincerely,

/s/ William L. Busler

William L. Busler
Vice President
AUSA Life Insurance Company, Inc.

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THE AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS AND CONTRACT OWNERS OF
THE AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT,
AUSA LIFE INSURANCE COMPANY, INC.:

We have audited the accompanying balance sheet of The AUSA Endeavor Variable Annuity Account, formerly the ILI Endeavor Variable Annuity Account, (comprising, respectively, the Money Market, Managed Asset Allocation, T. Rowe Price International Stock, formerly Global Growth, Quest for Value Equity, Quest for Value Small Cap, U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock and Growth subaccounts) as of December 31, 1995, and the related statements of operations and changes in contract owners' equity for the periods indicated therein. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1995 by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting The AUSA Endeavor Variable Annuity Account at December 31, 1995, and the results of their operations and changes in their contract owners' equity for the periods indicated therein in conformity with generally accepted accounting principles.

                                 Ernst & Young LLP

Des Moines, Iowa
February 6, 1996

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THE AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

BALANCE SHEET
December 31, 1995

                                                                       MANAGED
                                                             MONEY      ASSET
                                                             MARKET   ALLOCATION
                                                  TOTAL    SUBACCOUNT SUBACCOUNT
                                                ---------- ---------- ----------
ASSETS
Investments in mutual funds, at current market
 value:
 Endeavor Series Trust--Money Market Portfolio
  302,444.300 shares @ $1.00 (cost $302,444)..  $  302,444  302,444        --
 Endeavor Series Trust--Managed Asset
  Allocation Portfolio
  58,916.896 shares @ $16.28 (cost $849,657)..     959,167      --     959,167
 Endeavor Series Trust--T. Rowe Price
  International Stock Portfolio 65,430.721
  shares @ $12.19 (cost $775,306).............     797,600      --         --
 Endeavor Series Trust--Quest for Value Equity
  Portfolio 53,374.980 shares @ $14.23 (cost
  $699,422)...................................     759,526      --         --
 Endeavor Series Trust--Quest for Value Small
  Cap Portfolio 52,866.272 shares @ $12.22
  (cost $600,276).............................     646,026      --         --
 Endeavor Series Trust--U.S. Government
  Securities Portfolio 20,217.241 shares @
  $11.39 (cost $224,556)......................     230,274      --         --
 Endeavor Series Trust--T. Rowe Price Equity
  Income Portfolio 28,963.239 shares @ $13.05
  (cost $356,632).............................     377,970      --         --
 Endeavor Series Trust--T. Rowe Price Growth
  Stock Portfolio 18,704.168 shares @ $13.72
  (cost $240,718).............................     256,621      --         --
 WRL Series Fund, Inc.--Growth Portfolio
  44,885.227 shares @ $31.660740 (cost
  $1,347,228).................................   1,421,100      --         --
                                                ----------  -------    -------
 Total investments in mutual funds............   5,750,728  302,444    959,167
                                                ----------  -------    -------
 Total Assets.................................  $5,750,728  302,444    959,167
                                                ==========  =======    =======
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities:
 Contract terminations payable................  $      255       46         26
                                                ----------  -------    -------
 Total Liabilities............................         255       46         26
Contract Owners' Equity:
 Deferred annuity contracts terminable by
  owners (Notes 2 and 5)......................   5,750,473  302,398    959,141
                                                ----------  -------    -------
                                                $5,750,728  302,444    959,167
                                                ==========  =======    =======

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

 T. ROWE PRICE   QUEST      QUEST       U.S.    T. ROWE PRICE T. ROWE PRICE
 INTERNATIONAL FOR VALUE  FOR VALUE  GOVERNMENT    EQUITY        GROWTH
     STOCK       EQUITY   SMALL CAP  SECURITIES    INCOME         STOCK       GROWTH
  SUBACCOUNT   SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
 ------------- ---------- ---------- ---------- ------------- ------------- ----------
        --        --         --         --           --            --          --
        --        --         --         --           --            --          --
    797,600       --         --         --           --            --          --
        --      759,526      --         --           --            --          --
        --        --       646,026      --           --            --          --
        --        --         --       230,274        --            --          --
        --        --         --         --         377,970         --          --
        --        --         --         --           --          256,621       --
        --        --         --         --           --            --       1,421,100
    -------     -------    -------    -------      -------       -------    ---------
    797,600     759,526    646,026    230,274      377,970       256,621    1,421,100
    -------     -------    -------    -------      -------       -------    ---------
    797,600     759,526    646,026    230,274      377,970       256,621    1,421,100
    =======     =======    =======    =======      =======       =======    =========
         13          19         23          4           11             9          104
    -------     -------    -------    -------      -------       -------    ---------
         13          19         23          4           11             9          104
    797,587     759,507    646,003    230,270      377,959       256,612    1,420,996
    -------     -------    -------    -------      -------       -------    ---------
    797,600     759,526    646,026    230,274      377,970       256,621    1,421,100
    =======     =======    =======    =======      =======       =======    =========

--------------------------------------------------------------------------------
THE AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
Year Ended December 31, 1995, Except as Noted

                                                                       MONEY
                                                                       MARKET
                                                            TOTAL    SUBACCOUNT
                                                           --------  ----------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends................................................ $168,612     4,279
Expenses (Note 4):
 Administration Fee.......................................    2,205        70
 Mortality and expense risk charge........................   39,312     1,104
                                                           --------   -------
   Net investment income (loss)...........................  127,095     3,105
                                                           --------   -------
NET REALIZED AND UNREALIZED CAPITAL GAIN FROM INVESTMENTS
Net realized capital gain (loss) from sales of
 investments:
 Proceeds from sales......................................  764,926   149,327
 Cost of investments sold.................................  733,060   149,327
                                                           --------   -------
Net realized capital gain (loss) from sales of
 investments..............................................   31,866       --
                                                           --------   -------
Net change in unrealized appreciation/depreciation of
 investments:
 Beginning of the period..................................  (72,254)      --
 End of the period........................................  354,489       --
                                                           --------   -------
   Net change in unrealized appreciation/depreciation of
    investments...........................................  426,743       --
                                                           --------   -------
   Net realized and unrealized capital gain from
    investments...........................................  458,609       --
                                                           --------   -------
INCREASE FROM OPERATIONS.................................. $585,704     3,105
                                                           ========   =======

/1/Period from June 16, 1995 (commencement of operations) to December 31, 1995 /2/Period from June 28, 1995 (commencement of operations) to December 31, 1995 /3/Period from April 28, 1995 (commencement of operations) to December 31, 1995

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


 MANAGED    T. ROWE PRICE   QUEST      QUEST        U.S.      T. ROWE PRICE T. ROWE PRICE
  ASSET     INTERNATIONAL FOR VALUE  FOR VALUE   GOVERNMENT      EQUITY        GROWTH
ALLOCATION      STOCK       EQUITY   SMALL CAP   SECURITIES      INCOME         STOCK       GROWTH
SUBACCOUNT   SUBACCOUNT   SUBACCOUNT SUBACCOUNT SUBACCOUNT/1/ SUBACCOUNT/2/ SUBACCOUNT/3/ SUBACCOUNT
----------  ------------- ---------- ---------- ------------- ------------- ------------- ----------
  10,741         9,218       1,199      8,097          52           294            37      134,695
     658           364         174        251         --            --            --           688
  10,013         6,196       4,009      5,560         710           996           967        9,757
 -------       -------      ------    -------      ------        ------        ------      -------
      70         2,658      (2,984)     2,286        (658)         (702)         (930)     124,250
 -------       -------      ------    -------      ------        ------        ------      -------
 123,035       104,421      53,908    124,482      50,497        52,973         5,852      100,431
 119,969       109,820      41,468    121,345      49,695        50,009         5,042       86,385
 -------       -------      ------    -------      ------        ------        ------      -------
   3,066        (5,399)     12,440      3,137         802         2,964           810       14,046
 -------       -------      ------    -------      ------        ------        ------      -------
 (17,019)      (23,084)      1,856       (137)        --            --            --       (33,870)
 109,510        22,294      60,104     45,750       5,718        21,338        15,903       73,872
 -------       -------      ------    -------      ------        ------        ------      -------
 126,529        45,378      58,248     45,887       5,718        21,338        15,903      107,742
 -------       -------      ------    -------      ------        ------        ------      -------
 129,595        39,979      70,688     49,024       6,520        24,302        16,713      121,788
 -------       -------      ------    -------      ------        ------        ------      -------
 129,665        42,637      67,704     51,310       5,862        23,600        15,783      246,038
 =======       =======      ======    =======      ======        ======        ======      =======

--------------------------------------------------------------------------------
THE AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 1995 and 1994, Except as Noted

                                                                         MANAGED        T. ROWE PRICE
                                                       MONEY              ASSET         INTERNATIONAL
                                                       MARKET          ALLOCATION           STOCK
                                   TOTAL             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                            --------------------  -----------------  ----------------  ----------------
                               1995      1994       1995    1994/1/   1995     1994     1995     1994
                            ---------- ---------  --------  -------  -------  -------  -------  -------
OPERATIONS
 Net investment income
  (loss)..................    $127,095   (11,336)    3,105      424       70   (3,641)   2,658   (4,028)
 Net realized capital gain
  (loss)..................      31,866    (2,536)      --       --     3,066   (1,317)  (5,399)      78
 Net change in unrealized
  appreciation/depreciation
  of investments..........     426,743   (72,009)      --       --   126,529  (17,283)  45,378  (23,321)
                            ---------- ---------  --------  -------  -------  -------  -------  -------
 Increase (decrease) from
  operations..............     585,704   (85,881)    3,105      424  129,665  (22,241)  42,637  (27,271)
                            ---------- ---------  --------  -------  -------  -------  -------  -------
CONTRACT TRANSACTIONS
 Net contract purchase
  payments................   3,101,963 1,676,100   364,210   75,106  171,807  527,169  414,317  378,543
 Transfer payments from
  (to) other subaccounts
  or general account......     359,061    45,761  (120,602) (19,845) 123,270   12,015  (11,421)  12,264
 Contract terminations,
  withdrawals, and other
  deductions..............   (116,242)    (8,786)      --       --   (36,468)  (6,310) (27,021)  (1,238)
                            ---------- ---------  --------  -------  -------  -------  -------  -------
 Increase from contract
  transactions............   3,344,782 1,713,075   243,608   55,261  258,609  532,874  375,875  389,569
                            ---------- ---------  --------  -------  -------  -------  -------  -------
 Net increase in contract
  owners' equity..........   3,930,486 1,627,194   246,713   55,685  388,274  510,633  418,512  362,298
                            ---------- ---------  --------  -------  -------  -------  -------  -------
CONTRACT OWNERS' EQUITY
 Beginning of period......   1,819,987   192,793    55,685      --   570,867   60,234  379,075   16,777
                            ---------- ---------  --------  -------  -------  -------  -------  -------
 End of period............  $5,750,473 1,819,987   302,398   55,685  959,141  570,867  797,587  379,075
                            ========== =========  ========  =======  =======  =======  =======  =======

/1/Period from March 17, 1994 (commencement of operations) to December 31, 1994 /2/Period from June 16, 1995 (commencement of operations) to December 31, 1995 /3/Period from June 28, 1995 (commencement of operations) to December 31, 1995 /4/Period from April 28, 1995 (commencement of operations) to December 31, 1995

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------



     QUEST             QUEST           U.S.    T. ROWE PRICE T. ROWE PRICE
   FOR VALUE         FOR VALUE      GOVERNMENT    EQUITY        GROWTH
    EQUITY           SMALL CAP      SECURITIES    INCOME         STOCK           GROWTH
  SUBACCOUNT         SUBACCOUNT     SUBACCOUNT  SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
----------------  ----------------  ---------- ------------- ------------- ------------------
 1995     1994      1995    1994     1995/2/      1995/3/       1995/4/      1995      1994
-------  -------  -------- -------  ---------- ------------- ------------- --------- --------
 (2,984)    (628)    2,286  (2,828)     (658)        (702)         (930)     124,250     (635)
 12,440       18     3,137   (519)       802        2,964           810       14,046    (796)
 58,248    1,853    45,887   (166)     5,718       21,338        15,903      107,742 (33,092)
-------  -------  -------- -------   -------      -------       -------    --------- --------
 67,704    1,243    51,310 (3,513)     5,862       23,600        15,783      246,038 (34,523)
-------  -------  -------- -------   -------      -------       -------    --------- --------
452,866   96,333   337,487 282,278   223,574      269,068       203,721      664,913  316,671
138,439    1,925   (3,930)   4,475       834       86,340        38,125      108,006   34,927
 (2,005)     --   (23,639)     --        --        (1,049)       (1,017)    (25,043)  (1,238)
-------  -------  -------- -------   -------      -------       -------    --------- --------
589,300   98,258   309,918 286,753   224,408      354,359       240,829      747,876  350,360
-------  -------  -------- -------   -------      -------       -------    --------- --------
657,004   99,501   361,228 283,240   230,270      377,959       256,612      993,914  315,837
-------  -------  -------- -------   -------      -------       -------    --------- --------
102,503    3,002   284,775   1,535       --           --            --       427,082  111,245
-------  -------  -------- -------   -------      -------       -------    --------- --------
759,507  102,503   646,003 284,775   230,270      377,959       256,612    1,420,996  427,082
=======  =======  ======== =======   =======      =======       =======    ========= ========

--------------------------------------------------------------------------------
THE AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
December 31, 1995

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization -- Effective January 1, 1995, AUSA Life Insurance Company, Inc. assumed the Endeavor Variable Annuity contracts issued by International Life Investors Insurance Company, another indirect, wholly-owned subsidiary of AEGON USA, Inc. In conjunction with this assumption, the AUSA Endeavor Variable Annuity Account ("Mutual Fund Account") commenced operations on January 1, 1995. On that same day, all the assets and liabilities of the ILI Endeavor Variable Annuity Account were merged into the Mutual Fund Account. The Mutual Fund Account is a segregated investment account of AUSA Life Insurance Company, Inc. ("AUSA Life"), an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

The T. Rowe Price Equity Income, the U.S. Government Securities, the T. Rowe Price Growth Stock, and the Money Market subaccounts, as part of the Mutual Fund Account, commenced operations on June 28, 1995, June 16, 1995, April 28, 1995, and March 17, 1994, respectively. Effective March 24, 1995, the names of the Global Growth Portfolio and Global Growth Subaccount were changed to T. Rowe Price International Stock Portfolio and T. Rowe Price International Stock Subaccount, respectively. The investment objective of the portfolio was changed from investment on a global basis to investment on an international basis (i.e. in non-U.S. companies). The investment advisor of the Endeavor Series Trust is Endeavor Investment Advisors, a general partnership between Endeavor Management Co. and AUSA Financial Markets Inc., an affiliate of AUSA Life. The investment advisor for the WRL Series Fund, Inc. is Western Reserve Life Assurance Co. of Ohio, an affiliate of AUSA Life.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

Investments -- Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Endeavor Series Trust, and the Growth Portfolio of the WRL Series Fund, Inc. (collectively the "Series Funds"), as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1995.

Realized capital gains and losses from sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income -- Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

2. CONTRACT OWNERS' EQUITY
A summary of deferred annuity contracts terminable by owners at December 31, 1995 follows:

                                       ACCUMULATION ACCUMULATION     TOTAL
SUBACCOUNT                             UNITS OWNED   UNIT VALUE  CONTRACT VALUE
----------                             ------------ ------------ --------------
Money Market.......................... 271,034.756   $ 1.115718    $  302,398
Managed Asset Allocation.............. 607,869.454     1.577873       959,141
T. Rowe Price International Stock..... 681,093.799     1.171039       797,587
Quest for Value Equity................ 547,233.586     1.387903       759,507
Quest for Value Small Cap............. 535,283.029     1.206843       646,003
U.S. Government Securities............ 204,813.593     1.124292       230,270
T. Rowe Price Equity Income........... 293,619.530     1.287240       377,959
T. Rowe Price Growth Stock............ 189,613.999     1.353339       256,612
Growth................................  97,436.321    14.583843     1,420,996
                                                                   ----------
                                                                   $5,750,473
                                                                   ==========

--------------------------------------------------------------------------------
A summary of changes in contract owners' account units follows:

                                                 T. ROWE                                   T. ROWE  T. ROWE
                                    MANAGED       PRICE       QUEST     QUEST      U.S.     PRICE    PRICE
                          MONEY      ASSET    INTERNATIONAL FOR VALUE FOR VALUE GOVERNMENT  EQUITY   GROWTH
                          MARKET   ALLOCATION     STOCK      EQUITY   SMALL CAP SECURITIES  INCOME   STOCK    GROWTH
                         SUBACCT.   SUBACCT.    SUBACCT.    SUBACCT.  SUBACCT.   SUBACCT.  SUBACCT. SUBACCT. SUBACCT.
                         --------  ---------- ------------- --------- --------- ---------- -------- -------- --------
Units outstanding at
 1/1/94.................      --     43,225       14,507       2,948     1,386       --        --       --    10,009
Units purchased.........   70,621   390,851      328,628      93,234   259,793       --        --       --    29,222
Units redeemed and
 transferred............  (18,697)    4,490        9,835       1,850     4,237       --        --       --     3,260
                         --------   -------      -------     -------   -------   -------   -------  -------   ------
Units outstanding at
 12/31/94...............   51,924   438,566      352,970      98,032   265,416       --        --       --    42,491
Units purchased.........  329,022   110,905      362,256     344,140   292,146   204,064   223,477  160,519   48,457
Units redeemed and
 transferred............ (109,911)   58,398      (34,132)    105,062   (22,279)      750    70,143   29,095    6,488
                         --------   -------      -------     -------   -------   -------   -------  -------   ------
Units outstanding
 12/31/95...............  271,035   607,869      681,094     547,234   535,283   204,814   293,620  189,614   97,436
                         ========   =======      =======     =======   =======   =======   =======  =======   ======

3. TAXES
Operations of the Mutual Fund Account form a part of AUSA Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of AUSA Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from AUSA Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to AUSA Life.

4. ADMINISTRATIVE, MORTALITY AND EXPENSE RISK CHARGE
Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, the fee is waived if the sum of the premium payments made less the sum of all partial withdrawals is at least $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account.

AUSA Life deducts a daily charge equal to an annual rate of 1.25% of the value of the contract owners' account as a charge for assuming certain mortality and expense risks. AUSA Life also deducts a daily charge equal to an annual rate of
 .15% of the contract owners' account for administrative expenses.

--------------------------------------------------------------------------------

5. NET ASSETS
At December 31, 1995 contract owners' equity was comprised of:

                                                     T. ROWE   QUEST     QUEST              T. ROWE  T. ROWE
                                           MANAGED    PRICE     FOR       FOR       U.S.     PRICE    PRICE
                                  MONEY     ASSET     INT'L    VALUE     VALUE     GOV'T     EQUITY   GROWTH
                                  MARKET  ALLOCATION  STOCK    EQUITY  SMALL CAP SECURITIES  INCOME   STOCK    GROWTH
                        TOTAL    SUBACCT.  SUBACCT.  SUBACCT. SUBACCT. SUBACCT.   SUBACCT.  SUBACCT. SUBACCT. SUBACCT.
                      ---------- -------- ---------- -------- -------- --------- ---------- -------- -------- ---------
Unit transactions,
 accumulated net
 investment income
 and realized capital
 gains............... $5,395,984 302,398   849,631   775,293  699,403   600,253   224,552   356,621  240,709  1,347,124
Adjustment for
 appreciation to
 market value........    354,489     --    109,510    22,294   60,104    45,750     5,718    21,338   15,903     73,872
                      ---------- -------   -------   -------  -------   -------   -------   -------  -------  ---------
Total Contract
 Owners' Equity...... $5,750,473 302,398   959,141   797,587  759,507   646,003   230,270   377,959  256,612  1,420,996
                      ========== =======   =======   =======  =======   =======   =======   =======  =======  =========


6. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                              YEAR ENDED DECEMBER 31 OR
                                      COMMENCEMENT OF OPERATIONS TO DECEMBER 31
                                      -----------------------------------------
                                              1995                 1994
                                      -------------------- --------------------
                                       PURCHASES   SALES    PURCHASES   SALES
                                      -------------------- --------------------
Endeavor Series Trust
 Money Market Portfolio.............. $   396,123  149,327 $    85,906   30,258
 Managed Asset Allocation Portfolio..     380,622  123,035     583,629   53,308
 T. Rowe Price International Stock
  Portfolio..........................     482,406  104,421     403,512   17,370
 Quest for Value Equity Portfolio....     639,975   53,908      98,386      489
 Quest for Value Small Cap
  Portfolio..........................     436,139  124,482     293,269    8,768
 U.S. Government Securities
  Portfolio..........................     274,251   50,497         --       --
 T. Rowe Price Equity Income
  Portfolio..........................     406,641   52,973         --       --
 T. Rowe Price Growth Stock
  Portfolio..........................     245,760    5,852         --       --
WRL Series Fund, Inc.
 Growth Portfolio....................     970,989  100,431     359,303    8,831
                                      ----------- -------- ----------- --------
                                      $ 4,232,906  764,926 $1,824,005   119,024
                                      =========== ======== =========== ========

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